UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  November 30, 2013

Date of reporting period:  November 30, 2013

Item 1. Reports to Stockholders.

PIA Funds

– PIA Short-Term
Securities Fund

Annual Report

November 30, 2013

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve month period ended November 30, 2013 regarding the PIA Short-Term Securities Fund for which Pacific Income Advisers, Inc. (PIA) is the adviser.

During the twelve months ended November 30, 2013, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	0.34%

The PIA Short-Term Securities Fund’s return of 0.34% for the twelve month period ended November 30, 2013 was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.28% for the same period and slightly lower than that of the Barclay’s Capital U.S. Government/Corporate 1-Year Duration Index return of 0.40%.  The Fund’s total return is net of 0.35% in Fund fees and expenses for the twelve months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.38%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.35% of the Fund’s average daily net assets through March 29, 2014.

During the twelve month period ended November 30, 2013, the Fund had close to a neutral maturity structure relative to the Fund’s benchmark index.  The Fund also had an overweight in short average life/floating rate government mortgage-backed securities, agencies and the allocation to investment grade corporate notes which added yield to the portfolio.

Bond Market in Review
The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was +1.1% for the first quarter of 2013, increasing to +3.6% during the third quarter of 2013.  This recent quarter for GDP compares favorably for a year over year GDP of 2.0% for all of 2012.  The housing sector is showing signs of stability and unemployment levels declined to 7.3% from 8.0% a year ago.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 1.0% year over year as of October 2013, down from a 2.2% pace year over year at October 2012.

Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 75 and 100 basis points (bp), respectively, from November 30, 2012 to November 30, 2013.  Yields on 6 month Treasuries fell 3 bp during the period while 2 year Treasuries rose only 4 bp.  The improving economy, stabilization of European sovereign risk, and purchases of treasuries and mortgage-backed securities by the Federal Reserve helped the bond market.

1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the twelve month period ended November 30, 2013.  We look forward to reporting to you again with the semi-annual report dated May 31, 2014.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Fund may also use options and futures contracts.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  The Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade bond market as well as short-term U.S. government agency and Treasury securities.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund

PIA SHORT-TERM SECURITIES FUND
Comparison of the change in value of a $10,000 investment in the PIA Short-Term Securities Fund vs the BofA Merrill Lynch 1-Year U.S. Treasury Note Index and
the Barclays Capital U.S. Government/Corporate 1-Year Duration Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	0.34%	0.87%	2.17%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index	0.28%	0.63%	2.10%
Barclays Capital U.S. Government/Corporate 1-Year Duration Index	0.40%	1.01%	2.28%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury  issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

The Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade bond market as well as short-term U.S. government agency and Treasury securities.

Indices do not incur expenses and are not available for investment.

*  Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2013
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/13 –11/30/13).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.35% per the Operating Expenses Limitation Agreement for the PIA Short-Term Securities Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/13	Value 11/30/13	Period 6/1/13 – 11/30/13*
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,003.00	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.78

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA Short-Term Securities Fund is  0.35%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2013
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2013

Principal Amount		Value
CORPORATE BONDS 45.7%

Agricultural Equipment 0.7%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16	$999,144
Agriculture 0.8%
	Bunge Limited
1,000,000	4.10%, due 3/15/16	1,054,658

Autos 2.7%
	American Honda Financial Corp.
1,000,000	1.125%, due 10/7/16	1,006,937
	Daimler Finance
	North America LLC (a)
1,200,000	1.45%, due 8/1/16	1,211,057
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16	1,013,692
	Volkswagen International
	Finance N.V.
500,000	1.125%, due 11/18/16 (a)	501,274
		3,732,960
Banks 9.1%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15	1,363,549
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15	1,350,122
	BB&T Corp.
1,000,000	5.20%, due 12/23/15	1,084,621
	BMO Bank of Montreal
1,000,000	1.30%, due 7/15/16	1,011,159
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15	1,017,935
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15	1,021,934
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15	1,522,989
	State Street Corp.
1,550,000	4.30%, due 5/30/14	1,580,701
	Suntrust Banks, Inc.
650,000	3.60%, due 4/15/16	688,951
	Toronto Dominion Bank
500,000	1.50%, due 9/9/16	509,724
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14	1,541,648
		12,693,333
Biotech 0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	724,513

Brokers 1.0%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15	1,344,038

Chemicals 2.6%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16	1,242,411
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15	728,309
	Ecolab, Inc.
1,000,000	2.375%, due 12/8/14	1,018,954
565,000	3.00%, due 12/8/16	593,663
		3,583,337
Computer Equipment 0.9%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14	1,305,164

Computer Hardware 0.7%
	Apple, Inc.
1,000,000	0.45%, due 5/3/16	997,672

Consumer Finance 1.0%
	American Express Credit
1,300,000	1.75%, due 6/12/15	1,323,347

Diversified Financial Services 1.1%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14	1,600,790

Diversified Minerals 0.6%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15	807,151

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Electric Utilities 0.5%
	Dominion Resources, Inc.
$700,000	1.95%, due 8/15/16	$715,442

Electrical Equipment 0.7%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15	1,040,651

Finance 0.8%
	SLM Corp.
1,000,000	6.25%, due 1/25/16	1,092,500

Financial Services 0.9%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14	1,212,529

Food 1.5%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16	935,555
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15	1,217,916
		2,153,471
Food and Beverage 2.0%
	Coca Cola Co.
1,000,000	1.80%, due 9/1/16	1,030,444
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15	1,303,860
	Wm. Wrigley Jr. Co.
500,000	1.40%, due 10/21/16 (a)	503,428
		2,837,732
Health Care 0.7%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15	1,001,119

Industrial 0.3%
	Caterpillar Financial
	Services Corp.
420,000	1.35%, due 9/6/16	425,163

Insurance 3.2%
	Aetna Inc.
1,000,000	6.00%, due 6/15/16	1,125,508
	American International
	Group, Inc.
700,000	3.00%, due 3/20/15	721,042
	CNA Financial Corp.
88,000	5.85%, due 12/15/14	92,623
	Metlife, Inc.
850,000	2.375%, due 2/6/14	853,004
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15	1,017,047
	Wellpoint, Inc.
650,000	5.25%, due 1/15/16	708,103
		4,517,327
Life Sciences Equipment 0.6%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15	824,394

Manufacturing 0.4%
	ITT Corp.
485,000	7.375%, due 11/15/15	540,634

Media 1.5%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15	1,023,924
	Viacom Inc.
1,000,000	1.25%, due 2/27/15	1,005,577
		2,029,501
Medical Equipment 0.7%
	Agilent Technologies, Inc.
425,000	5.50%, due 9/14/15	460,631
	Baxter International, Inc.
450,000	0.95%, due 6/1/16	452,582
		913,213

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Medical/Drugs 1.0%
	Eli Lilly & Co.
$500,000	4.20%, due 3/6/14	$504,958
	Wyeth
800,000	5.50%, due 2/1/14	806,650
		1,311,608
Metals and Mining 1.3%
	Glencore Funding LLC
500,000	1.70%, due 5/27/16 (a)	501,170
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15	1,326,113
		1,827,283
Pharmaceuticals 0.7%
	Perrigo Co. PLC
1,000,000	1.30%, due 11/8/16 (a)	1,001,914

Oil and Gas 1.0%
	Anadarko Petroleum Corp.
600,000	5.95%, due 9/15/16	676,160
	Ensco Plc
700,000	3.25%, due 3/15/16	734,652
		1,410,812
Retail 2.5%
	Target Corp.
1,300,000	1.125%, due 7/18/14	1,307,282
	Walgreen Co.
1,200,000	1.00%, due 3/13/15	1,206,797
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14	1,005,571
		3,519,650
Semiconductors 0.9%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14	1,306,570

Telecommunications 2.3%
	American Tower Corp.
233,000	4.625%, due 4/1/15	244,456
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15	1,504,293
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15	1,396,993
		3,145,742
Transportation 0.5%
	Paccar Financial Corp.
700,000	0.75%, due 5/16/16	699,381
Total Corporate Bonds
(cost $63,422,000)		63,692,743

MORTGAGE-BACKED SECURITIES 18.2%

Commercial Mortgage-Backed Securities 5.4%
	Banc of America Commercial
	Mortgage Trust
	5.72%, due 5/10/45, Series
1,633,429	2006-2, Class AAB (b)	1,683,537
	Credit Suisse Mortgage Capital
	5.47%, due 2/15/39, Series
1,500,000	2006-C1, Class A4 (b)	1,622,120
	Hilton USA Trust
	1.17%, due 11/5/30, Series
2,000,000	2013-HLF, Class AFL (b)(e)	2,010,000
	LB-UBS Commercial
	Mortgage Trust
	5.49%, due 6/15/29, Series
1,103,142	2004-C4, Class A4 (b)	1,117,010
	5.66%, due 3/15/39, Series
1,000,000	2006-C3, Class A4 (b)	1,081,280
		7,513,947
Residential Mortgage-Backed Securities 2.9%
	Invitation Homes Trust
	1.60%, due 12/17/30,
	Series 2013-SFR1,
4,000,000	Class B (b)	4,010,992

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
U.S. Government Agencies 9.9%
	FHLMC ARM Pool (b)
$6,024	2.179%, due 8/1/15, #755204	$6,044
9,366	2.348%, due 2/1/22, #845113	10,020
30,193	1.999%, due 10/1/22, #635206	30,788
9,206	2.349%, due 6/1/23, #845755	9,471
8,038	2.33%, due 2/1/24, #609231	8,113
421,991	2.401%, due 1/1/25, #785726	443,058
10,813	2.408%, due 1/1/33, #1B0668	10,878
591,478	2.375%, due 10/1/34, #782784	630,415
244,806	2.552%, due 12/1/34, #1G0018	259,162
162,074	2.678%, due 4/1/36, #847671	172,622
	FHLMC Pool
336,036	5.00%, due 10/1/38, #G04832	362,899
	FNMA ARM Pool (b)
25,557	2.54%, due 7/1/25, #555206	25,804
150,119	1.927%, due 7/1/27, #424953	153,000
84,400	2.35%, due 3/1/28, #556438	85,663
91,684	2.331%, due 6/1/29, #508399	97,932
235,639	2.103%, due 4/1/30, #562912	248,867
81,058	2.432%, due 10/1/30, #670317	82,868
44,604	2.24%, due 9/1/31, #597196	47,108
29,617	2.277%, due 11/1/31, #610547	29,775
3,774	2.25%, due 4/1/32, #629098	3,798
445,083	2.245%, due 10/1/33, #743454	469,688
1,303,311	2.375%, due 11/1/33, #755253	1,371,056
2,045,876	2.432%, due 5/1/34, #AC5719	2,173,368
506,771	2.389%, due 7/1/34, #779693	536,531
416,347	2.054%, due 10/1/34, #795136	438,358
208,550	2.382%, due 1/1/35, #805391	222,706
118,134	2.281%, due 10/1/35, #845041	124,912
267,269	2.232%, due 10/1/35, #846171	281,009
456,951	2.383%, due 1/1/36, #849264	489,238
134,337	2.515%, due 6/1/36, #872502	142,955
772,678	2.439%, due 1/1/37, #906389	820,984
1,037,203	2.833%, due 3/1/37, #907868	1,113,162
543,900	2.28%, due 8/1/37, #949772	557,880
51,203	2.25%, due 10/1/37, #955963	52,185
285,266	2.64%, due 11/1/37, #953653	285,394
98,660	1.81%, due 11/1/37, #948183	103,003
	FNMA Pool
746,811	5.00%, due 6/1/40, #AD5479	814,019
78,240	4.00%, due 11/1/41, #AJ3797	81,788
	GNMA II ARM Pool (b)
9,991	2.00%, due 11/20/21, #8871	10,378
57,112	1.625%, due 10/20/22, #8062	59,347
136,354	1.625%, due 11/20/26, #80011	141,709
34,577	2.00%, due 11/20/26, #80013	35,920
18,934	1.625%, due 12/20/26, #80021	19,677
9,084	1.625%, due 1/20/27, #80029	9,436
154,993	1.625%, due 7/20/27, #80094	161,885
212,969	1.625%, due 8/20/27, #80104	222,438
8,964	1.625%, due 10/20/27, #80122	9,316
77,420	1.625%, due 1/20/28, #80154	80,422
157,353	1.625%, due 10/20/29, #80331	163,539
31,484	1.625%, due 11/20/29, #80344	32,721
		13,743,309
Total Mortgage-Backed Securities
(cost $24,779,695)		25,268,248

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2013 (continued)

Shares/
Principal Amount		Value
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 28.0%

U.S. Government Agencies 18.7%
	FHLMC
$2,500,000	0.45%, due 1/9/14	$2,500,938
4,200,000	0.75%, due 11/25/14	4,225,300
	FNMA
8,500,000	0.75%, due 12/18/13	8,502,627
5,783,000	1.25%, due 2/27/14	5,798,897
2,000,000	0.875%, due 8/28/14	2,010,826
3,000,000	0.50%, due 5/27/15	3,011,862
		26,050,450
U.S. Treasury Notes 9.3%
	U.S. Treasury Note
11,000,000	0.75%, due 12/15/13	11,002,794
1,000,000	1.00%, due 1/15/14	1,001,152
1,000,000	0.75%, due 6/15/14	1,003,398
		13,007,344
Total U.S. Government Agencies
and Instrumentalities
(cost $39,043,893)		39,057,794

SHORT-TERM INVESTMENTS 9.1%
3,724,499	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.05% (c)	$3,724,499
	U.S. Treasury Bill
$9,000,000	0.046%, due 12/19/13 (d)	8,999,795

Total Short-Term Investments
(cost $12,724,294)		12,724,294
Total Investments
(cost $139,969,882)	101.0%	140,743,079
Liabilities less Other Assets	(1.0)%	(1,396,565)
TOTAL NET ASSETS	100.0%	$139,346,514

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2013, the value of these investments was $3,718,843 or 2.7% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2013.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2013.
(d)	Rate shown is the discount rate at November 30, 2013.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2013

Assets:
Investments in securities, at value (cost $139,969,882)	$140,743,079
Deposit at broker for futures contracts	1,000
Receivable for securities sold	25,286
Receivable for fund shares sold	251,917
Interest receivable	584,738
Prepaid expenses	27,467
Total assets	141,633,487

Liabilities:
Payable for fund shares redeemed	203,984
Payable for securities purchased	2,000,000
Investment advisory fees	16,277
Administration fees	7,416
Custody fees	2,852
Transfer agent fees and expenses	19,289
Fund accounting fees	9,612
Audit fees	17,979
Chief Compliance Officer fee	994
Accrued expenses	8,570
Total liabilities	2,286,973
Net Assets	$139,346,514

Net Assets Consist of:
Paid-in capital	$138,987,727
Undistributed net investment income	18,166
Accumulated net realized loss on investments	(432,576)
Net unrealized appreciation on investments	773,197
Net Assets	$139,346,514

Net Asset Value, Offering Price and Redemption Price Per Share	$10.08

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	13,821,604

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2013

Investment Income:
Interest	$1,184,556
Total investment income	1,184,556

Expenses:
Investment advisory fees (Note 4)	283,265
Transfer agent fees and expenses (Note 4)	101,735
Fund accounting fees (Note 4)	61,742
Administration fees (Note 4)	47,820
Registration fees	29,071
Audit fees	17,999
Custody fees (Note 4)	17,035
Reports to shareholders	10,460
Trustees’ fees	9,103
Legal fees	7,262
Insurance	6,679
Chief Compliance Officer fee (Note 4)	6,578
Miscellaneous	9,564
Total expenses	608,313
Less: Fee waiver by adviser (Note 4)	(112,599)
Net expenses	495,714
Net investment income	688,842

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	91,943
Net change in unrealized appreciation on investments	(328,359)
Net loss on investments	(236,416)
Net increase in net assets resulting from operations	$452,426

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2013	2012
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$688,842	$618,007
Net realized gain on investments	91,943	32,755
Net change in unrealized appreciation/(depreciation) on investments	(328,359)	104,127
Net increase in net assets resulting from operations	452,426	754,889

Distributions Paid to Shareholders:
Distributions from net investment income	(739,924)	(690,704)
Distributions from net realized gains on investments	—	—
Total distributions paid to shareholders	(739,924)	(690,704)

Capital Share Transactions:
Proceeds from shares sold	78,049,656	79,965,510
Distributions reinvested	366,383	267,100
Payment for shares redeemed	(109,126,269)	(81,460,970)
Net decrease in net assets from capital share transactions	(30,710,230)	(1,228,360)
Total decrease in net assets	(30,997,728)	(1,164,175)

Net Assets, Beginning of Year	170,344,242	171,508,417
Net Assets, End of Year	$139,346,514	$170,344,242
Includes Undistributed Net Investment Income of	$18,166	$9,352

Transactions in Shares:
Shares sold	7,742,475	7,912,068
Shares issued on reinvestment of distributions	36,351	26,437
Shares redeemed	(10,820,041)	(8,060,377)
Net decrease in shares outstanding	(3,041,215)	(121,872)

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2013	2012	2011	2010	2009
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.10	$10.10	$10.11	$10.12	$10.06

Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.07	0.18
Net realized and unrealized gain/(loss) on investments	(0.02)	0.00 *	(0.00)*	0.00 *	0.06
Total from investment operations	0.03	0.04	0.05	0.07	0.24

Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.06)	(0.08)	(0.18)
Total distributions	(0.05)	(0.04)	(0.06)	(0.08)	(0.18)

Net asset value, end of year	$10.08	$10.10	$10.10	$10.11	$10.12

Total Return	0.34%	0.41%	0.47%	0.72%	2.45%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$139,347	$170,344	$171,508	$154,948	$158,124
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.43%	0.38%	0.39%	0.40%	0.39%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.49%	0.36%	0.51%	0.67%	1.58%
Before fee waivers and reimbursements	0.41%	0.33%	0.47%	0.62%	1.54%
Portfolio turnover rate	56%	53%	11%	59%	52%

*  Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013

Note 1 – Organization

The PIA Short-Term Securities Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Short-Term Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2013, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

	Undistributed Net	Accumulated Net Realized	Paid-In
	Investment Income	Loss on Investments	Capital
Short-Term Securities Fund	$59,896	$123,207	$(183,103)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

 Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange.  Futures contracts are valued at the last sale price at the close of trading on the relevant exchange.  If there was no sale on the applicable exchange on such day, they are valued at the mean of the quoted bid and asked prices as of the close of such exchange.  The Fund did not hold derivative instruments during the year ended November 30, 2013.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2013, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2013:

18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

Short-Term Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$63,692,743	$—	$63,692,743
Mortgage-Backed Securities	—	23,258,248	2,010,000	25,268,248
U.S. Government Agencies
and Instrumentalities	—	39,057,794	—	39,057,794
Total Fixed Income	—	126,008,785	2,010,000	128,018,785
Short-Term Investments	3,724,499	8,999,795	—	12,724,294
Total Investments	$3,724,499	$135,008,580	$2,010,000	$140,743,079

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2013, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2012	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	10,000
Purchases	2,000,000
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2013	$2,010,000

The Fund’s primary pricing service was unable to provide pricing for one mortgage-backed security at November 30, 2013.  The Valuation Committee utilized an indicative market quotation or broker quote received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  Since the security’s fair value utilized significant unobservable inputs due to the lack of reliable market data, the security is categorized as level 3 of the fair value hierarchy.  Any significant change in the broker quote would have a direct change on the fair value of the security.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods

19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates

The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Short-Term Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2013, the Short-Term Fund incurred $283,265 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Short-Term Fund’s aggregate annual operating expenses to 0.35% of average daily net assets.  The Adviser will continue the expense waiver and/or reimbursement through at least March 29, 2014.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended November 30, 2013, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $112,599 for the Short-Term Fund.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $218,960 for the Short-Term Fund at November 30, 2013.  The expense limitation will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Short-Term Fund
Year	Amount
2014	$45,518
2015	60,843
2016	112,599
$218,960

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the year ended November 30, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Short-Term Fund
Administration	$47,820
Fund Accounting	61,742
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	80,465
Custody	17,035
Chief Compliance Officer	6,578

At November 30, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Short-Term Fund
Administration	$7,416
Fund Accounting	9,612
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	13,741
Custody	2,852
Chief Compliance Officer	994

Note 5 – Purchases and Sales of Securities

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Short-Term Fund	$61,715,588	$74,391,482	$—	$33,056,463

Purchases and sales of U.S. Government securities include only long-term purchases and sales of securities directly issued by the U.S. Government such as U.S. Treasury notes and bonds.

Note 6 – Line of Credit

The Short-Term Fund has a line of credit in the amount of $24,200,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2013.

21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2013 (continued)

Note 7 – Federal Income Tax Information

Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the years ended November 30, 2013 and November 30, 2012 was as follows:

	Short-Term Fund
	November 30, 2013	November 30, 2012
Ordinary income	$739,924	$690,704

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

Short-Term Fund
Cost of investments (a)	$139,969,882
Gross unrealized appreciation	933,967
Gross unrealized depreciation	(160,770)
Net unrealized appreciation	773,197
Undistributed ordinary income	18,166
Undistributed long-term capital gains	—
Total distributable earnings	18,166
Other accumulated losses	(432,576)
Total accumulated earnings	$358,787

(a)	The book-basis and tax-basis net unrealized appreciation in the Short-Term Fund are the same.

The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

						Short-Term
	2014	2015	2017	2018	2019	Indefinite	Total
Short-Term Fund	$218,276	$43,801	$45,313	$56,182	$63,174	$5,830	$432,576

22

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA Short-Term Securities Fund, as of November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2014

23

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2013
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

24

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
Portfolios
			Principal	in Fund	Other
		Term of Office	Occupation	Complex	Directorships
Name, Address	Position Held	and Length of	During Past	Overseen by	Held During
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 77)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(31 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 79)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 74)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 66)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

25

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 66)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 46)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 52)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 42)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 43)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 56)	Chief	since	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Compliance	September 2009.	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 48)		since	Services, LLC (May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2013, the Trust is comprised of 40 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund and the PIA Short-Term Duration Bond Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

26

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on June 11-12, 2012, the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”), including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the initial investment advisory agreement (“Advisory Agreement”) between the Trust and Pacific Income Advisers, Inc. (the “Adviser”) for the PIA Short Duration Bond Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services expected to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The Board members present, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  In this regard, the Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding the compliance program, chief compliance officer and the Adviser’s compliance record and business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages several other active mutual funds which are each a separate series of Advisors Series Trust.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure and level of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to waive its advisory fees or reimburse the Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses for Class I shares were below the peer group median and average, though the contractual advisory fee was above the peer group median and average and the Fund’s expected total operating expenses for Class A shares were above the peer group median and average.  The Board also noted that the Fund’s expected contractual advisory fee was in-line with the fee charged by the Adviser to many of its separately managed account clients.

27

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the expected profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fee, was fair and reasonable.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

28

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Annual Report

November 30, 2013

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve month period ended November 30, 2013 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA High Yield Fund.

During the periods ended November 30, 2013, the High Yield Fund’s total return, including the reinvestment of dividends, was as follows:

				Since Inception
			24 Months	(12/31/10)
	6 Months	12 Months	(Annualized)	(Annualized)
PIA High Yield Fund	2.60%	9.06%	11.71%	8.77%
Barclays Capital U.S. Corporate High-Yield Index	2.61%	8.55%	12.72%	9.40%

Performance data quoted represents past performance; does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The Fund returned 9.06% after fees and expenses during the year ended November 30, 2013, exceeding the Barclays Capital U.S. Corporate High-Yield Index (the “Index”), which returned 8.55%.  The Fund’s total return includes 0.98% in Fund fees and expenses for the year ended November 30, 2013, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 1.31% and the Fund’s Net Annual Fund Operating Expenses including acquired fund fees and expenses is 0.99%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund’s average daily net assets through March 29, 2014.

The Fund’s portfolio benefited from its overweighting of relatively small bond issues, which significantly outperformed larger issues, and from its significant underweighting of BB rated bonds.  We continue to believe the greatest total return opportunities and lowest vulnerability to inflation are in our favored subsectors.  The maturity and duration of the Fund are shorter than the Index, and its weighted average coupon is higher.  The Fund also benefited from its deliberate underweighting of several industries which underperformed: housing, communications, gaming, utilities, and metals.  The Fund did experience the first default in its 35 month history, an oil service company called Platinum Energy Solutions, but its holding of Platinum bonds amounted to less than half a percent of the portfolio net asset value.

High yield bonds, returning 8.55% during the year ended November 2013, were by far the highest performing major sector in the U.S. fixed income universe; the second highest performing sector was the other major debt class with exposure to high yield issuers, senior secured leveraged loans, at 5.65%.  By contrast, investment grade corporates returned -1.44%, Treasuries returned -2.28%, emerging markets bonds returned -3.46%, and the U.S. Aggregate returned -1.61%, all using Barclays Capital indices.

1

PIA High Yield Fund

Conditions in the high yield market have continued the benign trends observed over the last several years.  Issuance of new bonds has been very high.  According to Credit Suisse, new primary high yield bond issuance during 2013 was $340 billion, just behind 2012’s record level of $347  billion.

Defensive refinancing has been the primary use of proceeds, and as a result the vast majority of bond maturities have been pushed several years into the future and corporate interest burdens have been reduced.  Corporate profitability has continued at historically strong levels, driving the average coverage of interest by operating cash flow, a key metric for our universe, near its all-time high.  Focusing on the credit quality of year-to-date issues in 2013, which by themselves constitute almost a quarter of the entire Index, credit statistics have been consistent with the last few years’ healthy levels, and are in fact slightly better than 2012.  Although the financial press frequently publishes anecdotal evidence of credit market deterioration and indiscipline, the objective marketwide data provides no evidence of “bubble” conditions in the high yield market.

The result of the above trends is that even in a macro environment of five straight years of subpar growth, marketwide default losses for the last twelve months, as measured by Credit Suisse, have been only 1.35%, and after unusually strong recoveries (post-default market prices) on defaults,  the net loss rate has been just 0.64%.  This is the fourth straight year in which default losses have been less than half the long-term average, and as of November 30, 2013, less than one percent of high yield bonds (measured at market values) are distressed (defined as a bond which has defaulted or is rated CC or C.)  Market participants expect defaults to trend up slightly in future years, remaining well below average until the next recession.  In such an environment, we believe that current credit spreads in the high yield market, compensate bondholders fairly for the credit risk borne.

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the year ended November 30, 2013.  We look forward to reporting to you again with the semi-annual report dated May 31, 2014.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in foreign securities which involve greater volatility and political, economic

2

PIA High Yield Fund

and currency risks and differences in accounting methods.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The Fund may invest in swap investment derivatives.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

The Barclays Capital Emerging Markets USD Aggregate Bond Index  is a flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate U.S. dollar denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Investment Grade Index is a sub-index of the Barclays U.S. Credit Index, and includes U.S. dollar denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meed the specified maturity, liquidity, and quality requirements.

The Barclays Capital U.S. High-Yield Loans Index, also known as the Bank Loan Index, provides broad and comprehensive total return metrics of the universe of syndicated term loans.  To be included in the Index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR +125.

The Barclays Capital U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

3

PIA High Yield Fund

PIA HIGH YIELD FUND
Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Barclays Capital U.S. Corporate High-Yield Bond Index

Average Annual Total Return*	1 Year	Since Inception
PIA High Yield Fund	9.06%	8.77%
Barclays Capital U.S. Corporate High-Yield Bond Index	8.55%	9.40%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

4

PIA High Yield Fund
Expense Example – November 30, 2013
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/13 – 11/30/13).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/13	Value 11/30/13	Period 6/1/13 – 11/30/13*
PIA High Yield Fund
Actual	$1,000.00	$1,026.00	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

5

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2013
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

6

PIA High Yield Fund
Schedule of Investments – November 30, 2013

Principal Amount		Value
CORPORATE BONDS 91.5%

Aerospace/Defense 1.7%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18	$224,000
	Gencorp, Inc.
750,000	7.125%, due 3/15/21	806,250
		1,030,250
Automotive 3.6%
	Accuride Corp.
676,000	9.50%, due 8/1/18	674,309
	Affinia Group, Inc.
500,000	7.75%, due 5/1/21 (b)	525,000
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)	21,400
480,000	8.50%, due 2/15/19 (b)	543,600
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)	135,938
	UCI International, Inc.
350,000	8.625%, due 2/15/19	355,250
		2,255,497
Building Materials 3.6%
	Associated Asphalt Partners LLC
600,000	8.50%, due 2/15/18 (b)	619,500
	Building Materials Holding Corp.
400,000	9.00%, due 9/15/18 (b)	423,000
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18 (b)	639,063
	USG Corp.
500,000	5.875%, due 11/1/21 (b)	518,125
		2,199,688
Chemicals 10.3%
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	635,999
	Ferro Corp.
300,000	7.875%, due 8/15/18	319,500
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20	665,437
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)	55,000
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	654,100
	LSB Industries, Inc.
200,000	7.75%, due 8/1/19 (b)	210,000
	Momentive Performance
	Materials, Inc.
165,000	8.875%, due 10/15/20	174,488
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18	552,750
	Nova Chemicals Corp.
350,000	5.25%, due 8/1/23 (b)	361,593
	Olin Corp.
500,000	8.875%, due 8/15/19	549,375
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18	286,200
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)	532,125
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)	491,250
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)	238,781
	Trinseo Materials
	Operating S.C.A.
250,000	8.75%, due 2/1/19 (b)	256,250
	Tronox Finance LLC
350,000	6.375%, due 8/15/20	352,188
		6,335,036
Construction Machinery 1.6%
	H & E Equipment Services, Inc.
440,000	7.00%, due 9/1/22	482,900
	Manitowoc Company, Inc.
500,000	5.875%, due 10/15/22	507,500
		990,400

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Consumer Cyclical Services 3.3%
	APX Group, Inc.
$175,000	6.375%, due 12/1/19	$177,625
310,000	8.75%, due 12/1/20	320,075
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)	142,800
	GEO Group, Inc.
250,000	5.875%, due 1/15/22 (b)	250,938
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)	651,000
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)	522,500
		2,064,938
Consumer Products 1.7%
	Acco Brands Corp.
450,000	6.75%, due 4/30/20	450,563
	Serta Simmons Holdings LLC
220,000	8.125%, due 10/1/20 (b)	239,250
	Visant Corp.
350,000	10.00%, due 10/1/17	329,000
		1,018,813
Distributors 1.5%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19	217,000
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	210,500
500,000	6.75%, due 1/15/22	511,250
		938,750
Diversified Manufacturing 2.5%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)	331,875
	Dynacast International LLC
500,000	9.25%, due 7/15/19	552,500
	Mcron Finance Sub LLC
435,000	8.375%, due 5/15/19 (b)	485,025
	Wesco Distribution, Inc.
200,000	5.375%, due 12/15/21 (b)	202,000
		1,571,400
Electric 1.1%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23	715,850

Environmental 2.1%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19	812,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18	161,625
	Heckmann Corp.
300,000	9.875%, due 4/15/18	300,750
		1,274,375
Finance 1.7%
	National Financial Partners Corp.
360,000	9.00%, due 7/15/21 (b)	378,900
	National Money Mart Co.
650,000	10.375%, due 12/15/16	676,000
		1,054,900
Food and Beverage 3.9%
	Aramark Corp.
500,000	5.75%, due 3/15/20 (b)	523,750
	Bumble Bee Acquisition Corp.
768,000	9.00%, due 12/15/17 (b)	842,880
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	391,275
	Simmons Foods Inc.
600,000	10.50%, due 11/1/17 (b)	633,000
		2,390,905
Gaming 1.7%
	MGM Resorts International
500,000	6.625%, due 12/15/21	526,875
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	145,294
	Scientific Games
	International, Inc.
370,000	6.25%, due 9/1/20	382,256
		1,054,425

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Healthcare 1.6%
	Examworks Group, Inc.
$575,000	9.00%, due 7/15/19	$629,625
	Physio-Control
	International Corp.
333,000	9.875%, due 1/15/19 (b)	374,625
		1,004,250
Industrial – Other 7.9%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17	427,000
	Brand Energy &
	Infrastructure Services, Inc.
500,000	8.50%, due 12/1/21 (b)	511,250
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)	301,813
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21	555,100
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18	411,563
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21	696,925
	Safway Group Holding
750,000	7.00%, due 5/15/18 (b)	789,375
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	480,375
	Stonemor Partners L.P.
300,000	7.875%, due 6/1/21 (b)	313,500
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)	392,813
		4,879,714
Lodging 0.0%
	RHP Hotel Property
10,000	5.00%, due 4/15/21	9,850

Machinery 1.1%
	Liberty Tire Recycling
	Holdco, LLC
700,000	11.00%, due 10/1/16 (b)	705,250

Media Non-Cable 2.6%
	Outerwall, Inc.
600,000	6.00%, due 3/15/19	601,500
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19	57,625
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	621,000
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21	350,875
		1,631,000
Metals and Mining 5.5%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	847,875
	American Rock Salt
	Company LLC
300,000	8.25%, due 5/1/18 (b)	295,125
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	281,250
	Graftech International Ltd.
640,000	6.375%, due 11/15/20	651,200
	Rain CII Carbon LLC
450,000	8.00%, due 12/1/18 (b)	468,000
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19	54,125
300,000	7.375%, due 2/1/20 (b)	315,000
	TMS International Corp.
430,000	7.625%, due 10/15/21 (b)	456,875
		3,369,450
Oil Field Services 3.9%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)	305,250
	CHC Helicopter SA
500,000	9.25%, due 10/15/20	540,000
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	440,438
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	215,000

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Oil Field Services 3.9% (continued)
	Platinum Energy Solutions, Inc.
$79,433	12.00%, due 10/1/20 (b)(c)(d)(e)	$70,695
	Welltec A/S
750,000	8.00%, due 2/1/19 (b)	806,250
		2,377,633
Packaging 8.4%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19	654,479
	Boe Intermediate Holding Corp.
627,300	9.00%, due 11/1/17 (b)	649,255
	Boe Merger Corp.
165,000	9.50%, due 11/1/17 (b)	175,725
	Cons Container Co.
470,000	10.125%, due 7/15/20 (b)	506,425
	CROWN Americas LLC
100,000	4.50%, due 1/15/23	93,250
	Dispensing Dynamics
	International, Inc.
500,000	12.50%, due 1/1/18 (b)	530,000
	Exopack Holdings
950,000	7.875%, due 11/1/19 (b)	959,499
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)	432,550
	Pactiv LLC
50,000	8.125%, due 6/15/17	53,750
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16	187,688
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	113,300
	Sealed Air Corp.
470,000	6.50%, due 12/1/20 (b)	512,300
	Tekni-Plex, Inc.
289,000	9.75%, due 6/1/19 (b)	330,905
		5,199,126
Paper 5.4%
	Cascades, Inc.
205,000	7.875%, due 1/15/20	220,888
	Clearwater Paper Corp.
430,000	4.50%, due 2/1/23	390,225
	Mercer International, Inc.
900,000	9.50%, due 12/1/17	990,000
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21 (b)	488,750
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20	406,000
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19	340,438
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18	474,750
		3,311,051
Pharmaceuticals 1.3%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)	509,688
	Par Pharmaceutical
	Companies Inc.
300,000	7.375%, due 10/15/20	316,500
		826,188
Pipelines 0.7%
	Atlas Pipeline Partners LP
420,000	5.875%, due 8/1/23 (b)	409,500
	Summit Midstream
	Holdings, LLC
10,000	7.50%, due 7/1/21 (b)	10,500
		420,000
Retailers 2.5%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20	613,250
	Petco Animal Supplies, Inc.
275,000	8.50%, due 10/15/17 (b)	281,190
250,000	9.25%, due 12/1/18 (b)	269,375
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20	371,875
		1,535,690

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Schedule of Investments – November 30, 2013 (continued)

Principal Amount/
Shares		Value
Technology 6.2%
	ACI Worldwide, Inc.
$20,000	6.375%, due 8/15/20 (b)	$20,825
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)	218,750
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)	537,500
500,000	8.25%, due 1/15/21 (b)	533,125
	Kemet Corp.
370,000	10.50%, due 5/1/18	361,675
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)	609,125
	Sungard Data Systems, Inc.
675,000	6.625%, due 11/1/19	707,906
	Transunion Holding Co.
750,000	9.625%, due 6/15/18	812,813
		3,801,719
Textile 0.9%
	Levi Strauss & Co.
500,000	6.875%, due 5/1/22	548,750

Transportation Services 1.3%
	LBC Tank Terminal Holding
750,000	6.875%, due 5/15/23 (b)	789,375

Wirelines 1.9%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21	318,600
355,000	7.125%, due 1/15/23	367,425
	Windstream Corp.
490,000	6.375%, due 8/1/23	470,400
		1,156,425
Total Corporate Bonds
(cost $54,857,026)		56,460,698
COMMON STOCKS 0.1%
1,110	Platinum
	Energy, Inc. (b)(c)(d)(e)	39,317
Total Common Stocks
(cost $79,619)		39,317
SHORT-TERM INVESTMENTS 7.6%
4,690,147	Invesco STIT – Prime Portfolio –
	Institutional Class, 0.06% (a)	4,690,147

Total Short-Term Investments
(cost $4,690,147)		4,690,147
Total Investments
(cost $59,626,792)	99.2%	61,190,162
Other Assets less Liabilities	0.8%	466,982
TOTAL NET ASSETS	100.0%	$61,657,144

(a)	Rate shown is the 7-day annualized yield as of November 30, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2013, the value of these investments was $29,326,005 or 47.6% of total net assets.

(c)	Non-income producing.
(d)	Security is considered illiquid. As of November 30, 2013, the value of these investments was $110,012 or 0.2% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2013

Assets:
Investments in securities, at value (cost $59,626,792)	$61,190,162
Receivable for fund shares sold	42,183
Interest receivable	1,145,861
Prepaid expenses	15,534
Total assets	62,393,740

Liabilities:
Payable to investment adviser	28,349
Payable for fund shares redeemed	8,971
Due to custodian	203
Investments payable	657,483
Administration fees	6,291
Custody fees	818
Transfer agent fees and expenses	3,551
Fund accounting fees	7,137
Audit fees	17,979
Chief Compliance Officer fee	711
Shareholder reporting	3,169
Accrued expenses	1,934
Total liabilities	736,596
Net Assets	$61,657,144

Net Assets Consist of:
Paid-in capital	$59,389,066
Undistributed net investment income	49,834
Accumulated net realized gain on investments	654,874
Net unrealized appreciation on investments	1,563,370
Net Assets	$61,657,144

Net Asset Value, Offering Price and Redemption Price Per Share	$10.72

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	5,750,773

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2013

Investment Income:
Interest	$3,344,901
Total investment income	3,344,901

Expenses:
Investment advisory fees (Note 4)	301,997
Fund accounting fees (Note 4)	47,944
Transfer agent fees and expenses (Note 4)	39,250
Administration fees (Note 4)	37,247
Registration fees	28,088
Audit fees	17,999
Legal fees	10,212
Reports to shareholders	7,686
Trustees’ fees	5,578
Custody fees (Note 4)	5,409
Chief Compliance Officer fee (Note 4)	4,878
Insurance	2,821
Miscellaneous	4,095
Total expenses	513,204
Less: Fee waiver by adviser (Note 4)	(57,885)
Net expenses	455,319
Net investment income	2,889,582

Realized and Unrealized Gain on Investments:
Net realized gain on investments	654,906
Net change in unrealized appreciation on investments	441,034
Net gain on investments	1,095,940
Net increase in net assets resulting from operations	$3,985,522

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2013	2012
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$2,889,582	$1,864,148
Net realized gain on:
Investments	654,906	347,326
Swap contracts	—	22,229
Net change in unrealized appreciation/(depreciation) on investments:
Investments	441,034	1,223,698
Swap contracts	—	(29,353)
Net increase in net assets resulting from operations	3,985,522	3,428,048

Distributions Paid to Shareholders:
Distributions from net investment income	(2,908,278)	(1,881,117)
Distributions from net realized gains	(194,856)	—
Total distributions paid to shareholders	(3,103,134)	(1,881,117)

Capital Share Transactions:
Proceeds from shares sold	32,813,029	26,715,767
Distributions reinvested	1,340,004	609,539
Payment for shares redeemed	(13,912,104)	(3,131,734)
Net increase in net assets from capital share transactions	20,240,929	24,193,572
Total increase in net assets	21,123,317	25,740,503

Net Assets, Beginning of Year	40,533,827	14,793,324
Net Assets, End of Year	$61,657,144	$40,533,827
Includes Undistributed Net Investment Income of	$49,834	$68,530

Transactions in Shares:
Shares sold	3,075,500	2,586,944
Shares issued on reinvestment of distributions	126,072	58,910
Shares redeemed	(1,307,199)	(299,137)
Net increase in shares outstanding	1,894,373	2,346,717

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Financial Highlights

			December 31,
	Year	Year	2010*
	Ended	Ended	through
	November 30,	November 30,	November 30,
	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.65	0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.27	0.73	(0.21)
Total from investment operations	0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.05)	—	—
Total distributions	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$10.72	$10.51	$9.80

Total Return	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.10%	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.22%	6.55%	5.67	%+
Before fee waivers and expense reimbursements	6.10%	6.23%	3.62	%+
Portfolio turnover rate	33%	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013

Note 1 – Organization

The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011-2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013 (continued)

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013 (continued)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2013, the Fund held illiquid securities with a value of $110,012 or 0.2% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2013, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund except for the Platinum holdings are considered liquid.

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013 (continued)

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2013:

High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$56,390,003	$70,695	$56,460,698
Total Fixed Income	—	56,390,003	70,695	56,460,698
Common Stocks	—	—	39,317	39,317
Short-Term Investments	4,690,147	—	—	4,690,147
Total Investments	$4,690,147	$56,390,003	$110,012	$61,190,162

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2013, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2012	$—	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	39,317	70,695
Balance as of November 30, 2013	$39,317	$70,695

On October 18, 2013, the Fund received a newly issued Platinum bond, due 2020 and common stock in exchange for the previously held Platinum bond, due 2015.  This exchange was the result of a balance sheet restructuring by

19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013 (continued)

Platinum Energy Solutions, Inc. Since receipt of the newly issued securities, the Valuation Committee has priced the Platinum bond, due 2020 by a single broker quote and the common stock has been priced based on the residual value assigned to the newly issued common stock at the time of the exchange.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote would have a direct change on the fair value of the bond.  If the financial condition of the company were to deteriorate further, the value of the common stock would be lower.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates

The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the year ended November 30, 2013, the Fund incurred $301,997 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2013, the Adviser reduced its fees in the amount of $57,885.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $264,418 at November 30, 2013.  The expense limitation will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$115,907
2015	90,626
2016	57,885
$264,418

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013 (continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended November 30, 2013, the Fund incurred $37,247 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the year ended November 30, 2013, the High Yield Fund incurred $47,944 in fund accounting fees and $29,937 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended November 30, 2013, the Fund incurred $5,409 in custody fees.

For the year ended November 30, 2013, the Fund was allocated $4,878 of the Chief Compliance Officer fee.

At November 30, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the amount of $6,291, $7,137, $1,223, $711, and $818, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

Note 5 – Purchases and Sales of Securities

For the year ended November 30, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $32,122,914 and $14,555,278. There were no long-term purchases and sales of U.S. government obligations during the year ended November 30, 2013.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the

21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2013 (continued)

protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the year ended November 30, 2013, the Fund did not enter into credit default swaps.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2013 and November 30, 2012 was as follows:
	Nov. 30, 2013	Nov. 30, 2012
Ordinary income	$3,054,085	$1,881,117
Long-term capital gains	49,049	—

As of November 30, 2013, the components of capital on a tax basis were as follows:

High Yield Fund

Cost of investments (a)	$59,626,792
Gross unrealized appreciation	1,961,864
Gross unrealized depreciation	(398,494)
Net unrealized appreciation (a)	1,563,370
Undistributed ordinary income	212,489
Undistributed long-term capital gain	492,219
Total distributable earnings	704,708
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$2,268,078

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation are the same.

Note 8 – Other Tax Information (Unaudited)

For the year ended November 30, 2013, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund.  For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2013 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 4.77% for the year ended November 30, 2013.

On December 27, 2013, the High Yield Fund distributed $0.05902427 per share of net investment income, $0.02674 per share of short-term capital gains and $0.08091 per share of long-term capital gains.

22

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA High Yield Fund as of November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2014

23

PIA High Yield Fund
Notice to Shareholders – November 30, 2013
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

24

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
			Principal	Portfolios in	Other
		Term of Office	Occupation	Fund Complex	Directorships
Name, Address	Position Held	and Length of	During Past	Overseen by	Held During
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 77)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(31 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 79)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 74)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 66)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

25

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 66)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 46)	Principal	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Executive	June 2003.	(March 1997 to present).
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 52)	Principal	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Financial	December 2007.	(October 1998 to present).
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 42)	Treasurer	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		September 2013.	(June 2005 to present).
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 43)	Treasurer	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		September 2013.	(June 2004 to present).
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 56)	Chief	since	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Compliance	September 2009.	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp
(age 48)		since	Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2013, the Trust is comprised of 40 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund, the PIA Short-Term Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2013

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve month period ended November 30, 2013 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA BBB Bond Fund and the PIA MBS Bond Fund.

During the twelve months ended November 30, 2013, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-2.49%
PIA MBS Bond Fund	-0.74%
PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the twelve month period ended November 30, 2013 was -2.49%. This was lower than the -1.86% return of the Fund’s index, the Barclays Capital U.S. Credit Baa Bond Index (“Baa Bond Index). The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 150 different issuers. The Baa Bond Index has over 500 issuers. The volatility of select issues, issuers and sectors caused the variance in the Fund’s return vs. the benchmarks.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the twelve month period ended November 30, 2013 of -0.74% was higher than the Barclays Capital U.S. MBS Fixed Rate Index return of -0.84%. The Fund has a broad diversification of coupons and mortgage sectors. A shorter maturity structure during a period of declining interest rates as well as the use of mortgage dollar rolls resulted in the Fund outperforming the benchmark.

Bond Market in Review
The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was +1.1% for the first quarter of 2013, increasing to +3.6% during the third quarter of 2013. This recent quarter for GDP compares favorably for a year over year GDP of 2.0% for all of 2012. The housing sector is showing signs of stability and unemployment levels declined to 7.3% from 8.0% a year ago. The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero. Inflation, as measured by the Consumer Price Index, declined to 1.0% year over year as of October 2013, down from a 2.2% pace year over year at October 2012.

Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 75 and 100 basis points (bp), respectively, from November 30, 2012 to November 30, 2013. Yields on 2-year treasuries rose only 4 bp. The improving economy, stabilization of European sovereign risk, and purchases of treasuries and mortgage-backed securities by the Federal Reserve helped the bond market.

Spreads on BBB rated bonds over Treasuries declined during the period from 188 bp to 175 bp. Option adjusted spreads on agency mortgage-backed securities fell from 61 bp to 42 bp as the average life increased from 4.5 years to 7.7 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the twelve month period ended November 30, 2013. We look forward to reporting to you again with the semi-annual report dated May 31, 2014.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer's financial condition and profit potential. Bond rating services are provided by Standard & Poor's, Moody's Investors Service, and Fitch Investors Service. Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Barclays Capital U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	-2.49%	11.38%	5.71%
Barclays Capital U.S. Credit Baa Bond Index	-1.86%	12.07%	6.19%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 following a $200,000 investment by the Adviser (Pacific Income Advisers - PIA).  The Fund remained invested primarily in U.S. Treasury securities until mid January 2004 when PIA clients commenced investing in the Fund.  At that time, the Fund began investing in BBB rated bonds. U.S. Treasury securities held in the Fund provided a lower return than BBB rated bonds for the period from inception to January 13, 2004 (1.62% for the Fund compared to 3.95% for the Barclays Capital U.S. Credit Baa Bond Index) as Baa spreads over Treasuries narrowed from 166 basis points to 136 basis points.

PIA Funds

The Barclays Capital U.S. Credit Baa Bond Index includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody's, S&P, and Fitch.  If only two of the three agencies rate the security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

Indices do not incur expenses and are not available for investment.

*  Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Barclays Capital U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	Since Inception
PIA MBS Bond Fund	-0.74%	4.03%	4.89%
Barclays Capital U.S. MBS Fixed Rate Index	-0.84%	4.16%	5.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*  Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2013
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/13 – 11/30/13).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/13	Value 11/30/13	Period 6/1/13 – 11/30/13*
PIA BBB Bond Fund
Actual	$1,000.00	$ 983.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,003.30	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$0.00

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund is 0.00%.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2013
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2013
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013

Principal Amount		Value
CORPORATE BONDS 83.1%

Agricultural Chemicals 0.3%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$777,753

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	686,166

Airlines 1.0%
	Continental Airlines, Inc.
593,376	5.983%, due 10/19/23	648,263
	Delta Air Lines, Inc.
714,223	7.75%, due 6/17/21	821,356
	US Airways
1,056,511	5.90%, due 4/1/26	1,138,391
		2,608,010
Auto Parts 1.4%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20	1,754,389
	Autozone, Inc.
600,000	3.125%, due 7/15/23	555,411
	Johnson Controls, Inc.
1,380,000	4.25%, due 3/1/21	1,431,685
		3,741,485
Autos 1.9%
	Ford Motor Co.
1,375,000	7.45%, due 7/16/31	1,682,534
	Ford Motor Credit Co. LLC
1,850,000	7.00%, due 4/15/15	2,004,268
1,250,000	5.875%, due 8/2/21	1,421,300
		5,108,102
Banks 3.1%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	744,157
	Capital One Financial Corp.
1,815,000	6.15%, due 9/1/16	2,038,873
	Citigroup, Inc.
1,250,000	5.50%, due 2/15/17	1,388,408
1,000,000	6.125%, due 8/25/36	1,056,689
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	1,010,113
225,000	8.25%, due 3/1/38	304,943
	KeyCorp
900,000	5.10%, due 3/24/21	995,381
	UBS AG
750,000	5.875%, due 7/15/16	834,253
		8,372,817
Biotech 2.0%
	Amgen, Inc.
2,220,000	3.875%, due 11/15/21	2,276,406
1,000,000	5.15%, due 11/15/41	987,268
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18	1,322,366
	Gilead Sciences, Inc.
750,000	5.65%, due 12/1/41	836,036
		5,422,076
Broker 2.7%
	Goldman Sachs Group, Inc.
1,300,000	5.625%, due 1/15/17	1,439,376
950,000	6.75%, due 10/1/37	1,056,814
	Merrill Lynch & Co., Inc.
1,510,000	5.70%, due 5/2/17	1,684,717
1,150,000	6.11%, due 1/29/37	1,227,486
	Morgan Stanley
900,000	4.875%, due 11/1/22	926,115
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	804,973
		7,139,481
Building Materials 0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	752,520

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Cable/Satellite 0.9%
	Direct TV Holdings
$1,300,000	1.75%, due 1/15/18	$1,280,008
935,000	5.00%, due 3/1/21	977,315
300,000	6.00%, due 8/15/40	292,681
		2,550,004
Chemicals 1.7%
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20	1,155,135
865,000	7.375%, due 11/1/29	1,109,429
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17	918,430
	PPG Industries, Inc.
750,000	6.65%, due 3/15/18	881,828
	RPM International, Inc.
500,000	6.125%, due 10/15/19	570,082
		4,634,904
Communications 1.0%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21	2,056,655
600,000	7.045%, due 6/20/36	655,483
		2,712,138
Communications Equipment 0.9%
	Harris Corp.
1,500,000	6.15%, due 12/15/40	1,606,084
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20	816,008
		2,422,092
Consumer Products 0.3%
	Avon Products, Inc.
700,000	5.00%, due 3/15/23	689,949
	Beam, Inc.
181,000	5.375%, due 1/15/16	196,855
		886,804
Diversified Manufacturing 0.2%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	664,576

Electric Utilities 4.5%
	Dominion Resources, Inc.
1,130,000	5.15%, due 7/15/15	1,208,211
470,000	4.90%, due 8/1/41	461,790
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18	1,496,492
	Exelon Corp.
845,000	4.90%, due 6/15/15	893,554
1,015,000	5.625%, due 6/15/35	1,010,958
	Indiana Michigan Power
850,000	6.05%, due 3/15/37	939,823
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	842,167
	Nevada Power Co.
1,110,000	6.50%, due 8/1/18	1,333,145
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22	1,008,531
400,000	5.25%, due 2/15/43	383,002
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21	1,238,781
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	721,904
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	606,743
		12,145,101
Finance 0.3%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	932,671

Finance – Credit Cards 0.6%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	1,658,019

Food 3.0%
	ConAgra Foods, Inc.
1,400,000	7.00%, due 10/1/28	1,687,958

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Food 3.0% (continued)
	Kraft Foods, Inc.
$1,510,000	6.50%, due 8/11/17	$1,783,757
500,000	6.875%, due 2/1/38	599,818
	Kraft Foods Group, Inc.
1,890,000	2.25%, due 6/5/17	1,940,652
	Kellogg Co.
1,200,000	3.25%, due 5/21/18	1,268,891
	Kroger Co.
780,000	6.15%, due 1/15/20	903,732
		8,184,808
Gas Pipelines 0.5%
	Plains All American
	Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,299,064

Health Care 1.5%
	Cardinal Health, Inc.
1,400,000	5.80%, due 10/15/16	1,577,904
	Humana, Inc.
1,255,000	7.20%, due 6/15/18	1,499,486
	Laboratory Corporation of
	America Holdings
1,000,000	2.20%, due 8/23/17	1,008,113
		4,085,503
Information Technology 1.3%
	Hewlett Packard Co.
1,750,000	2.60%, due 9/15/17	1,787,231
800,000	4.65%, due 12/9/21	823,406
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	772,468
		3,383,105
Insurance 5.5%
	American International
	Group, Inc.
1,775,000	5.05%, due 10/1/15	1,911,189
1,400,000	4.875%, due 6/1/22	1,519,369
700,000	6.25%, due 3/15/87 (a)	703,500
	Aon Corp.
600,000	5.00%, due 9/30/20	663,144
	AXA SA
500,000	8.60%, due 12/15/30	615,067
	CIGNA Corp.
315,000	6.15%, due 11/15/36	362,364
	Cincinnati Financial Corp.
1,200,000	6.92%, due 5/15/28	1,425,959
	CNA Financial Corp.
700,000	5.85%, due 12/15/14	736,777
	Fidelity National Financial, Inc.
1,475,000	5.50%, due 9/1/22	1,553,663
105,000	3.50%, due 4/15/23	96,545
	Hartford Financial
	Services Group
1,500,000	5.125%, due 4/15/22	1,658,640
	Markel Corp.
20,000	4.90%, due 7/1/22	21,197
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (a)	880,650
	Protective Life Corp.
350,000	7.375%, due 10/15/19	423,953
	Prudential Financial, Inc.
1,200,000	6.625%, due 12/1/37	1,459,791
	Unum Group
700,000	5.625%, due 9/15/20	780,767
		14,812,575
Lodging 0.2%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	610,274

Machinery 0.5%
	Flowserve Corp.
1,400,000	3.50%, due 9/15/22	1,310,354

Media 5.0%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,381,584

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Media 5.0% (continued)
	Discover Communications LLC
$500,000	3.30%, due 5/15/22	$480,465
	Expedia, Inc.
800,000	5.95%, due 8/15/20	865,609
	Interpublic Group of Companies
930,000	6.25%, due 11/15/14	974,175
	News America, Inc.
750,000	5.30%, due 12/15/14	786,611
1,610,000	6.20%, due 12/15/34	1,779,963
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	390,041
	Time Warner, Inc.
2,565,000	7.625%, due 4/15/31	3,203,613
	Time Warner Cable, Inc.
2,075,000	5.85%, due 5/1/17	2,289,096
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	883,233
	Viacom Inc.
610,000	4.375%, due 3/15/43	509,343
		13,543,733
Medical Equipment 0.4%
	Agilent Technologies, Inc.
900,000	6.50%, due 11/1/17	1,048,105

Metals 0.6%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17	877,812
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	721,013
		1,598,825
Metals and Mining 0.5%
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22	708,151
800,000	5.40%, due 2/1/43	724,344
		1,432,495
Metalworking Machinery 0.5%
	Kennametal, Inc.
1,300,000	2.65%, due 11/1/19	1,285,076

Mining 2.8%
	Barrick Gold Corp.
1,370,000	6.95%, due 4/1/19	1,609,917
	Freeport-McMoRan
	Copper & Gold Inc.
2,550,000	3.55%, due 3/1/22	2,381,935
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	596,683
	Vale Overseas Limited
1,360,000	6.25%, due 1/23/17	1,532,025
700,000	4.375%, due 1/11/22	679,549
700,000	6.875%, due 11/21/36	720,050
		7,520,159
Office Equipment 0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17	1,030,111

Oil and Gas 12.8%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16	901,547
1,000,000	6.45%, due 9/15/36	1,163,118
	Cameron International Corp.
900,000	6.375%, due 7/15/18	1,054,812
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	941,824
725,000	6.50%, due 2/15/37	836,350
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	868,608
	Encana Corp.
450,000	3.90%, due 11/15/21	452,259
750,000	6.50%, due 8/15/34	823,542
	Enterprise Products
	Operating LLC
850,000	3.20%, due 2/1/16	892,302
2,100,000	4.85%, due 8/15/42	1,968,019

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Oil and Gas 12.8% (continued)
	Hess Corp.
$575,000	8.125%, due 2/15/19	$723,298
800,000	5.60%, due 2/15/41	841,785
	Kinder Morgan Energy Partners
750,000	3.95%, due 9/1/22	741,990
1,420,000	5.80%, due 3/15/35	1,462,607
	Marathon Oil Corp.
1,200,000	6.00%, due 10/1/17	1,375,279
	Marathon Petroleum Corp.
1,206,000	3.50%, due 3/1/16	1,268,329
	Pemex Master Trust
1,650,000	5.75%, due 3/1/18	1,835,625
1,300,000	6.625%, due 6/15/35	1,339,000
	Petro-Canada
900,000	6.80%, due 5/15/38	1,085,597
	Petrobras International
	Finance Co.
2,085,000	5.875%, due 3/1/18	2,266,074
2,050,000	5.375%, due 1/27/21	2,066,623
390,000	6.875%, due 1/20/40	382,501
	Petroleos Mexicanos
750,000	5.50%, due 1/21/21	810,000
	Pioneer Natural Resource Co.
1,300,000	3.95%, due 7/15/22	1,317,038
	Southwestern Energy Co.
1,500,000	4.10%, due 3/15/22	1,503,490
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18	587,825
	Talisman Energy
685,000	6.25%, due 2/1/38	684,332
	Transocean, Inc.
820,000	6.00%, due 3/15/18	929,640
700,000	6.375%, due 12/15/21	787,834
450,000	6.80%, due 3/15/38	492,179
	Valero Energy Corp.
255,000	6.625%, due 6/15/37	291,974
	Weatherford International Ltd.
800,000	4.50%, due 4/15/22	809,989
800,000	6.75%, due 9/15/40	858,454
		34,363,844
Paper 1.0%
	International Paper Co.
900,000	4.75%, due 2/15/22	952,726
700,000	6.00%, due 11/15/41	757,933
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	984,473
		2,695,132
Pharmaceuticals 1.6%
	Abbvie, Inc.
1,650,000	1.75%, due 11/6/17	1,664,244
200,000	4.40%, due 11/6/42	183,546
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23 (b)	496,099
	Watson Pharmaceuticals, Inc.
1,875,000	1.875%, due 10/1/17	1,872,412
		4,216,301
Pipelines 2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	893,523
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	638,614
	Energen Corp.
750,000	4.625%, due 9/1/21	747,976
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	745,914
1,000,000	7.60%, due 2/1/24 (b)	1,211,150
	Oneok Partners LP
1,500,000	3.375%, due 10/1/22	1,420,530
	Tennessee Gas Pipeline
1,125,000	7.50%, due 4/1/17	1,327,181
		6,984,888

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Real Estate Investment Trusts 3.4%
	Boston Properties LP
$1,400,000	4.125%, due 5/15/21	$1,453,098
	Duke Realty LP
750,000	8.25%, due 8/15/19	938,566
	ERP Operating LP
900,000	5.75%, due 6/15/17	1,017,370
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17	959,507
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,132,893
	Healthcare Realty Trust
675,000	6.50%, due 1/17/17	761,099
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	679,356
	ProLogis
559,000	6.875%, due 3/15/20	662,948
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,592,862
		9,197,699
Restaurants 0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21	802,339

Retail 1.7%
	CVS Caremark Corp.
2,050,000	5.75%, due 6/1/17	2,346,633
	Gap, Inc.
1,000,000	5.95%, due 4/12/21	1,109,968
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	726,898
400,000	6.70%, due 7/15/34	448,788
		4,632,287
Scientific Instruments 0.3%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	897,214

Software 1.0%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	661,379
	Jabil Circuit, Inc.
2,050,000	4.70%, due 9/15/22	1,993,625
		2,655,004
Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	720,912

Telecommunications 2.6%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,431,656
	British Telecommunications PLC
980,000	9.625%, due 12/15/30 (a)	1,459,190
	Deutsche Telekom
	International Finance
445,000	8.75%, due 6/15/30 (a)	629,503
	Embarq Corp.
600,000	7.082%, due 6/1/16	672,083
	France Telecom SA
700,000	5.375%, due 1/13/42	703,804
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	463,965
	Telecom Italia Capital
800,000	5.25%, due 10/1/15	841,910
710,000	7.721%, due 6/4/38	684,203
		6,886,314
Tobacco 1.1%
	Altria Group, Inc.
987,000	9.70%, due 11/10/18	1,316,371
147,000	9.95%, due 11/10/38	225,893
	Lorillard Tobacco Co.
1,400,000	3.75%, due 5/20/23	1,292,675
		2,834,939
Toys and Games 0.3%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	827,307

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
Transportation 1.7%
	Burlington Northern Santa Fe
$1,075,000	4.70%, due 10/1/19	$1,201,664
1,385,000	6.15%, due 5/1/37	1,574,716
	CSX Corp.
1,540,000	6.22%, due 4/30/40	1,769,695
		4,546,075
Utilities – Gas 0.7%
	National Fuel Gas Co.
1,680,000	4.90%, due 12/1/21	1,766,646

Waste Disposal 0.9%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20	1,590,873
	Waste Management, Inc.
660,000	7.75%, due 5/15/32	868,696
		2,459,569
Wireless Telecommunications
Services 4.7%
	Verizon Communications, Inc.
3,200,000	3.65%, due 9/14/18	3,405,933
3,450,000	5.15%, due 9/15/23	3,688,778
4,900,000	6.55%, due 9/15/43	5,596,050
		12,690,761
Total Corporate Bonds
(cost $221,205,968)		223,536,137

SOVEREIGN BONDS 11.2%
	Federal Republic of Brazil
1,000,000	6.00%, due 1/17/17	1,120,000
1,150,000	4.875%, due 1/22/21	1,224,750
2,690,000	7.125%, due 1/20/37	3,073,325
	Republic of Colombia
1,150,000	7.375%, due 3/18/19	1,394,375
890,000	7.375%, due 9/18/37	1,090,250
	Republic of Italy
2,150,000	6.875%, due 9/27/23	2,599,780
	Republic of Panama
800,000	5.20%, due 1/30/20	870,000
500,000	6.70%, due 1/26/36	557,500
	Republic of Peru
830,000	8.375%, due 5/3/16	964,875
1,050,000	6.55%, due 3/14/37	1,191,750
	Republic of Philippines
1,100,000	6.50%, due 1/20/20	1,306,250
2,375,000	5.00%, due 1/13/37	2,496,719
	Republic Of Turkey
1,400,000	7.50%, due 7/14/17	1,589,350
2,300,000	5.125%, due 3/25/22	2,282,750
2,200,000	6.00%, due 1/14/41	2,062,500
	Republic of Uruguay
359,742	8.00%, due 11/18/22	444,281
	United Mexican States
500,000	5.625%, due 1/15/17	560,000
2,784,000	3.625%, due 3/15/22	2,765,904
2,940,000	4.75%, due 3/8/44	2,596,020
		30,190,379
Total Sovereign Bonds
(cost $33,323,349)		30,190,379
U.S. GOVERNMENT
INSTRUMENTALITIES 1.6%
	U.S. Treasury Bonds
5,210,000	2.875%, due 5/15/43	4,325,113
Total U.S. Government Instrumentalities
(cost $4,427,016)		4,325,113

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Shares			Value
SHORT-TERM INVESTMENTS 2.7%
7,166,759	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.02% (c)		$7,166,759
Total Short-Term Investments
(cost $7,166,759)			7,166,759
Total Investments
(cost $266,123,092)		98.6%	265,218,388
Other Assets less Liabilities		1.4%	3,859,178
TOTAL NET ASSETS		100.0%	$269,077,566

(a)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2013, the value of these investments was $1,707,249 or 0.6% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of November 30, 2013.

Country Allocation
Country	% of Net Assets

United States	78.1%
Brazil	4.9%
Mexico	3.9%
Canada	3.1%
Philippines	1.4%
Switzerland	1.1%
United Kingdom	1.1%
Spain	1.0%
Italy	1.0%
Colombia	0.9%
Peru	0.8%
Luxembourg	0.6%
Panama	0.5%
France	0.5%
Ireland	0.4%
Japan	0.3%
Netherlands	0.2%
Uruguay	0.2%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2013

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 107.5%

Commercial Mortgage-Backed Securities 2.1%
	Banc of America
$773,729	5.716%, due 5/10/45, Series
	2006-2, Class AAB (a)	$797,465
	Hilton USA Trust
1,300,000	2.662%, due 11/5/30, Series
	2013-HLT, Class AFX (d)	1,301,430
		2,098,895
Residential Mortgage-Backed Securities 3.1%
	Invitation Homes Trust
3,000,000	1.314%, due 12/17/30, Series
	2013-SFR1, Class A (a)	3,007,865

U.S. Government Agencies 102.3%
	FHLMC Pool
52,432	4.50%, due 5/1/20, #G18052	55,789
45,795	4.50%, due 3/1/21, #G18119	49,210
46,732	5.00%, due 3/1/21, #G18105	50,740
195,939	4.50%, due 5/1/21, #J01723	210,311
42,153	6.00%, due 6/1/21, #G18124	46,178
130,698	4.50%, due 9/1/21, #G12378	140,370
41,815	5.00%, due 11/1/21, #G18160	45,399
32,520	5.00%, due 2/1/22, #G12522	35,312
45,248	5.00%, due 2/1/22, #J04411	49,126
136,822	5.50%, due 3/1/22, #G12577	149,622
37,556	5.00%, due 7/1/22, #J05243	39,993
882,864	4.00%, due 3/1/26, #J14785	938,241
2,050,391	3.00%, due 11/1/26, #G18409	2,114,352
745,334	3.00%, due 6/1/27, #G14497	768,585
15,054	5.50%, due 5/1/35, #B31639	16,477
300,692	5.00%, due 8/1/35, #A36351	325,772
152,791	4.50%, due 9/1/35, #A37616	162,925
285,381	4.50%, due 10/1/35, #A37869	305,042
178,351	4.50%, due 10/1/35, #A38023	190,096
89,491	4.50%, due 10/1/35, #G01890	95,644
165,096	5.00%, due 10/1/35, #G01940	179,047
290,128	6.00%, due 1/1/36, #A42208	322,438
26,539	7.00%, due 1/1/36, #G02048	30,632
244,070	5.50%, due 2/1/36, #G02031	265,593
142,281	7.00%, due 8/1/36, #G08148	163,153
565,185	6.50%, due 9/1/36, #A54908	638,803
179,622	6.50%, due 11/1/36, #A54094	203,401
117,418	5.50%, due 2/1/37, #A57840	127,565
271,178	5.00%, due 5/1/37, #A60268	292,854
196,897	5.00%, due 6/1/37, #G03094	212,803
599,434	5.50%, due 6/1/37, #A61982	650,693
723,273	6.00%, due 6/1/37, #A62176	794,698
954,887	6.00%, due 6/1/37, #A62444	1,050,225
164,411	5.00%, due 7/1/37, #A63187	177,553
293,418	5.50%, due 8/1/37, #G03156	318,509
57,192	6.50%, due 8/1/37, #A70413	63,480
15,154	7.00%, due 8/1/37, #A70079	17,431
20,376	7.00%, due 9/1/37, #A65335	22,324
19,903	7.00%, due 9/1/37, #A65670	21,830
46,532	7.00%, due 9/1/37, #A65780	50,593
15,098	7.00%, due 9/1/37, #A65941	16,549
4,093	7.00%, due 9/1/37, #A66041	4,669
106,030	7.00%, due 9/1/37, #G03207	121,418
32,081	6.50%, due 11/1/37, #A68726	35,619
246,497	5.00%, due 2/1/38, #A73370	266,200
9,892	5.00%, due 2/1/38, #G03836	10,696
27,633	5.00%, due 3/1/38, #A73704	29,842
270,087	5.00%, due 4/1/38, #A76335	291,676
117,119	5.50%, due 4/1/38, #G04121	127,134
13,063	5.00%, due 5/1/38, #A77463	14,107
51,447	5.50%, due 5/1/38, #A77265	55,846
125,158	5.50%, due 5/1/38, #G04215	135,861
62,003	5.00%, due 6/1/38, #A77986	67,057
26,114	5.00%, due 6/1/38, #G04522	28,202
29,277	5.00%, due 7/1/38, #A79197	31,617
139,413	4.50%, due 9/1/38, #G04773	148,701
37,807	5.00%, due 9/1/38, #G04690	40,844
672,072	5.00%, due 10/1/38, #G04832	725,798
7,442	5.00%, due 11/1/38, #A82849	8,036
38,185	5.00%, due 12/1/38, #G05683	41,247

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
U.S. Government Agencies 102.3% (continued)
	FHLMC Pool (continued)
$379,476	5.00%, due 2/1/39, #G05507	$410,149
59,000	4.50%, due 4/1/39, #A85612	62,984
172,709	5.00%, due 5/1/39, #G08345	186,721
152,563	4.50%, due 9/1/39, #A88357	163,005
60,569	5.00%, due 9/1/39, #G05904	65,435
261,231	4.50%, due 11/1/39, #G05748	279,153
227,665	4.50%, due 12/1/39, #A90175	243,071
69,666	4.50%, due 4/1/40, #C03464	74,423
187,713	4.50%, due 5/1/40, #A92269	200,457
1,017,377	4.50%, due 5/1/40, #G06047	1,086,330
629,093	4.50%, due 6/1/40, #A92533	672,053
111,920	4.50%, due 6/1/40, #A92594	119,543
32,076	4.50%, due 8/1/40, #A93437	34,190
991,064	4.50%, due 8/1/40, #A93505	1,058,570
2,366,470	3.50%, due 1/1/41, #A96409	2,388,258
310,910	4.50%, due 1/1/41, #A96176	332,001
83,915	4.50%, due 2/1/41, #A97013	89,489
65,629	4.50%, due 4/1/41, #Q00285	70,119
1,003,322	4.50%, due 9/1/41, #C03701	1,071,398
175,227	3.50%, due 10/1/41, #Q04087	176,840
77,502	4.50%, due 11/1/41, #Q04699	82,743
207,782	3.50%, due 1/1/42, #Q05410	209,695
763,560	3.50%, due 2/1/42, #Q05996	770,590
495,930	3.50%, due 3/1/42, #G08479	500,496
3,050,472	3.50%, due 4/1/42, #Q07654	3,078,557
1,378,155	3.50%, due 5/1/42, #G08491	1,390,843
2,374,287	3.50%, due 6/1/42, #C09000	2,396,147
2,110,281	3.50%, due 6/1/42, #Q08641	2,129,710
737,706	3.50%, due 8/1/42, #Q10324	744,498
66,381	3.00%, due 4/1/43, #V80025	63,981
362,165	3.00%, due 5/1/43, #Q18436	348,503
196,492	3.00%, due 6/1/43, #Q19697	189,387
798,143	3.50%, due 6/1/43, #V80161	804,245
26,819	3.50%, due 7/1/43, #Q19628	27,066
938,405	3.50%, due 7/1/43, #Q19914	946,699
727,209	3.00%, due 8/1/43, #G08540	700,912
397,766	3.00%, due 8/1/43, #Q20559	383,382
234,787	3.00%, due 8/1/43, #Q21026	225,930
883,536	3.50%, due 8/1/43, #Q21351	891,671
280,180	3.50%, due 8/1/43, #Q21435	282,759
122,411	3.50%, due 9/1/43, #G08545	123,538
	FHLMC TBA (b)
1,000,000	3.00%, due 12/15/27	1,028,516
5,000,000	4.00%, due 12/15/40	5,198,242
4,000,000	3.50%, due 12/15/41	4,025,781
	FNMA Pool
23,916	4.50%, due 10/1/20, #842732	25,491
137,373	3.00%, due 12/1/20, #MA0605	142,968
61,600	4.50%, due 12/1/20, #813954	65,777
35,142	4.50%, due 2/1/21, #845437	37,453
71,872	5.00%, due 2/1/21, #865191	77,533
24,946	5.00%, due 5/1/21, #879112	26,940
108,560	4.50%, due 7/1/21, #845515	115,749
2,249,949	3.00%, due 8/1/21, #AL0579	2,341,445
83,440	5.50%, due 10/1/21, #905090	88,586
224,122	3.00%, due 1/1/22, #MA0957	233,254
41,964	5.00%, due 2/1/22, #900946	45,321
127,006	6.00%, due 2/1/22, #912522	139,633
147,869	5.00%, due 6/1/22, #937709	159,997
75,507	5.00%, due 7/1/22, #938033	81,694
98,756	5.00%, due 7/1/22, #944887	107,075
359,372	5.50%, due 7/1/22, #905040	393,062
16,660	4.00%, due 7/1/25, #AE1318	17,782
17,614	4.00%, due 10/1/25, #AE1601	18,798
612,623	4.00%, due 12/1/25, #AH6058	657,124
458,693	4.00%, due 1/1/26, #AH3925	489,806
20,029	4.00%, due 1/1/26, #MA0624	21,382
57,726	4.00%, due 3/1/26, #AH8485	61,617
801,639	4.00%, due 5/1/26, #AH8174	855,912
86,032	3.00%, due 10/1/26, #AJ0049	88,897
34,780	3.00%, due 10/1/26, #AJ5474	35,933
114,484	3.00%, due 2/1/27, #AK4047	118,332
257,979	3.00%, due 4/1/27, #AB4997	266,643
855,076	3.00%, due 9/1/27, #AQ0333	883,891

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
U.S. Government Agencies 102.3% (continued)
	FNMA Pool (continued)
$159,324	4.50%, due 4/1/29, #MA0022	$170,820
4,390	7.00%, due 8/1/32, #650101	5,153
79,571	4.50%, due 3/1/35, #814433	85,204
75,599	4.50%, due 4/1/35, #735396	80,965
26,703	4.50%, due 5/1/35, #822854	28,526
28,671	7.00%, due 6/1/35, #821610	32,598
57,769	4.50%, due 7/1/35, #826584	61,767
7,040	5.00%, due 7/1/35, #833958	7,659
35,848	7.00%, due 7/1/35, #826251	41,074
66,382	4.50%, due 8/1/35, #835751	71,030
29,541	7.00%, due 9/1/35, #842290	34,050
22,443	4.50%, due 11/1/35, #256032	23,984
44,626	5.00%, due 12/1/35, #852482	48,564
14,567	4.50%, due 1/1/36, #852510	15,564
16,019	7.00%, due 2/1/36, #865190	18,745
21,022	7.00%, due 4/1/36, #887709	23,046
460,927	5.00%, due 5/1/36, #745515	501,601
10,441	5.00%, due 7/1/36, #888789	11,359
25,891	6.50%, due 7/1/36, #897100	28,757
69,684	7.00%, due 7/1/36, #887793	79,906
65,082	6.00%, due 8/1/36, #892925	72,656
141,049	6.50%, due 8/1/36, #878187	157,175
100,289	5.00%, due 9/1/36, #893621	109,055
135,021	5.50%, due 10/1/36, #831845	148,176
57,694	5.50%, due 10/1/36, #893087	63,135
44,637	6.00%, due 10/1/36, #897174	49,176
86,437	5.50%, due 12/1/36, #256513	94,650
1,709	6.50%, due 12/1/36, #920162	1,901
58,680	7.00%, due 1/1/37, #256567	65,638
182,661	5.50%, due 2/1/37, #256597	199,939
108,015	6.00%, due 2/1/37, #909357	119,106
3,417	7.00%, due 2/1/37, #915904	3,734
86,690	5.00%, due 3/1/37, #913007	94,267
131,776	5.50%, due 3/1/37, #256636	144,203
7,602	5.00%, due 4/1/37, #914599	8,266
64,128	6.50%, due 5/1/37, #917052	71,227
510,306	5.50%, due 6/1/37, #918554	559,084
109,671	5.50%, due 6/1/37, #918705	120,024
529,007	6.00%, due 6/1/37, #888413	583,364
334,775	6.00%, due 6/1/37, #917129	369,590
61,589	7.00%, due 6/1/37, #256774	69,617
48,659	7.00%, due 6/1/37, #940234	56,032
32,327	5.00%, due 7/1/37, #944534	35,152
207,868	5.50%, due 10/1/37, #954939	227,552
58,096	6.00%, due 12/1/37, #965488	64,034
381,649	5.50%, due 2/1/38, #961691	417,481
111,216	5.00%, due 1/1/39, #AA0835	120,952
29,390	5.00%, due 1/1/39, #AA0840	31,963
1,369	5.00%, due 1/1/39, #AA0862	1,489
68,737	4.00%, due 2/1/39, #930606	71,848
5,906	5.00%, due 3/1/39, #AA4461	6,422
182,415	5.00%, due 3/1/39, #930635	198,537
5,070	5.00%, due 3/1/39, #930760	5,513
24,247	5.00%, due 3/1/39, #995948	26,387
24,769	4.00%, due 4/1/39, #AA0777	25,894
450,919	4.00%, due 4/1/39, #AO3504	470,939
102,553	4.50%, due 4/1/39, #AA4590	109,658
210,949	5.00%, due 4/1/39, #930871	229,387
173,908	5.00%, due 4/1/39, #930992	189,152
129,886	5.00%, due 4/1/39, #995930	141,253
510,624	4.50%, due 6/1/39, #AA7681	545,863
179,848	5.00%, due 6/1/39, #995896	195,697
386,508	4.50%, due 7/1/39, #AE8152	412,745
133,090	5.00%, due 7/1/39, #995895	144,723
621,581	4.50%, due 8/1/39, #931837	664,347
559,370	5.00%, due 8/1/39, #AC3221	609,279
1,684,737	4.00%, due 12/1/39, #AE0215	1,762,601
180,661	4.50%, due 12/1/39, #932324	193,105
34,238	4.50%, due 2/1/40, #AC8494	36,614
93,972	4.50%, due 2/1/40, #AD1045	100,440
88,428	4.50%, due 2/1/40, #AD2832	94,546
46,217	5.00%, due 3/1/40, #AB1186	50,341
2,227,590	5.00%, due 5/1/40, #AD6374	2,431,712
30,740	5.00%, due 6/1/40, #AD8058	33,547

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2013 (continued)

Principal Amount		Value
U.S. Government Agencies 102.3% (continued)
	FNMA Pool (continued)
$264,240	5.00%, due 7/1/40, #AD4634	$288,773
389,906	5.00%, due 7/1/40, #AD4994	424,903
38,256	5.00%, due 7/1/40, #AD7565	41,742
974,101	4.50%, due 8/1/40, #AD8035	1,041,466
166,546	4.50%, due 8/1/40, #AD8397	178,179
252,964	4.50%, due 8/1/40, #890236	270,541
302,280	4.00%, due 9/1/40, #AE4311	315,952
35,518	4.00%, due 9/1/40, #AE4312	37,141
720,900	4.50%, due 9/1/40, #AE1500	770,776
86,193	4.00%, due 10/1/40, #AE4124	90,097
293,646	4.00%, due 10/1/40, #AE6057	307,030
23,724	4.00%, due 11/1/40, #AE5156	24,801
161,168	4.50%, due 11/1/40, #AE5162	172,459
538,007	4.00%, due 12/1/40, #MA0583	562,437
153,000	4.00%, due 1/1/41, #AE4583	159,950
242,281	4.00%, due 2/1/41, #AH3200	253,281
408,403	4.50%, due 3/1/41, #AH7009	437,096
1,490,583	4.50%, due 4/1/41, #AH9054	1,595,619
42,464	4.50%, due 5/1/41, #AI1364	45,459
315,430	4.50%, due 5/1/41, #AI1888	337,669
1,968,747	4.50%, due 5/1/41, #AL0160	2,112,279
203,155	4.50%, due 6/1/41, #AI4815	217,456
86,371	4.00%, due 7/1/41, #AI0038	90,314
19,981	4.00%, due 8/1/41, #AI8218	20,890
27,800	4.50%, due 9/1/41, #AH3865	29,762
93,873	4.50%, due 9/1/41, #AI4050	100,471
24,548	4.50%, due 9/1/41, #AJ0729	26,290
244,296	4.00%, due 10/1/41, #AJ4052	255,413
1,420,171	4.00%, due 11/1/41, #AJ4668	1,484,912
642,933	4.00%, due 11/1/41, #AJ5643	672,242
205,022	4.00%, due 12/1/41, #AJ3097	214,340
454,110	4.00%, due 2/1/42, #AJ9774	478,188
379,210	4.00%, due 4/1/42, #MA1028	396,485
2,989,837	3.50%, due 7/1/43, #AB9774	3,022,334
1,986,826	3.00%, due 8/1/43, #AU3363	1,922,720
	FNMA TBA (b)
400,000	3.00%, due 12/15/25	412,313
2,000,000	4.00%, due 12/15/41	2,086,875
	GNMA Pool
25,601	7.00%, due 9/15/35, #647831	29,465
75,179	5.00%, due 10/15/35, #642220	81,686
76,420	5.00%, due 11/15/35, #550718	83,863
83,220	5.50%, due 11/15/35, #650091	91,940
49,104	5.50%, due 12/15/35, #646307	54,180
72,444	5.50%, due 4/15/36, #652534	80,038
56,932	6.50%, due 6/15/36, #652593	63,515
35,365	5.50%, due 7/15/36, #608993	39,019
69,276	6.50%, due 10/15/36, #646564	77,286
42,369	6.00%, due 11/15/36, #617294	47,103
139,537	6.50%, due 12/15/36, #618753	161,824
106,100	5.50%, due 2/15/37, #658419	116,520
346,009	6.00%, due 4/15/37, #668411	384,364
334,422	5.00%, due 8/15/37, #671463	364,824
154,103	6.00%, due 10/15/37, #664379	171,267
29,593	5.50%, due 8/15/38, #677224	32,516
205,257	5.50%, due 8/15/38, #691314	225,521
8,040	5.50%, due 12/15/38, #705632	8,834
1,005,496	4.50%, due 5/15/39, #717066	1,084,040
23,898	5.50%, due 6/15/39, #714262	26,247
942,824	5.50%, due 6/15/39, #714720	1,035,430
894,310	4.50%, due 7/15/39, #720160	963,883
2,539,302	5.00%, due 9/15/39, #726311	2,763,840
14,968	5.50%, due 1/15/40, #723631	16,437
54,651	5.50%, due 2/15/40, #680537	60,002
		99,661,962
Total Mortgage-Backed Securities
(cost $102,104,628)		104,768,722
U.S. GOVERNMENT
INSTRUMENTALITIES 6.7%
U.S. Treasury Notes 6.7%
	U.S. Treasury Note
6,500,000	0.75%, due 12/15/13	6,501,651
Total U.S. Government Instrumentalities
(cost $6,501,610)		6,501,651

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2013 (continued)
Shares		Value

SHORT-TERM INVESTMENTS 0.3%
256,428	Fidelity Institutional Money
	Market Government
	Portfolio – Class I, 0.01% (c)	$256,428

Total Short-Term Investments
(cost $256,428)		256,428
Total Investments
(cost $108,862,666)	114.5%	111,526,801
Liabilities less Other Assets	(14.5)%	(14,087,380)
TOTAL NET ASSETS	100.0%	$97,439,421

(a)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2013.
(b)	Security purchased on a when-issued basis. As of November 30, 2013, the total cost of investments purchased on a when-issued basis was $12,815,719 or 13.2% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2013.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2013

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $266,123,092 and $108,862,666, respectively)	$265,218,388	$111,526,801
Deposit at broker for futures contracts	—	1,000
Receivable for fund shares sold	104,917	64,905
Receivable for investments sold	604,008	—
Interest receivable	3,340,524	322,745
Due from investment adviser (Note 4)	37,454	22,188
Collateral receivable from broker	—	299
Prepaid expenses	24,466	8,494
Total assets	269,329,757	111,946,432

Liabilities:
Payable for securities purchased	—	14,116,775
Payable for fund shares redeemed	171,343	334,086
Administration fees	10,467	6,822
Custody fees	5,122	4,770
Transfer agent fees and expenses	19,479	7,654
Fund accounting fees	16,892	12,517
Audit fees	17,979	17,980
Chief Compliance Officer fee	1,238	994
Accrued expenses	9,671	5,413
Total liabilities	252,191	14,507,011
Net Assets	$269,077,566	$97,439,421

Net Assets Consist of:
Paid-in capital	$260,445,339	$96,171,902
Undistributed net investment income	150,448	179,488
Accumulated net realized gain/(loss) on investments	9,386,483	(1,576,104)
Net unrealized appreciation/(depreciation) on investments	(904,704)	2,664,135
Net Assets	$269,077,566	$97,439,421

Net Asset Value, Offering Price and Redemption Price Per Share	$9.48	$9.65

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	28,384,594	10,098,920

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2013

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$13,287,093	$2,242,147

Total investment income	13,287,093	2,242,147

Expenses:
Transfer agent fees and expenses (Note 4)	122,286	51,755
Fund accounting fees (Note 4)	109,986	82,431
Administration fees (Note 4)	71,432	47,989
Registration fees	43,911	24,587
Custody fees (Note 4)	27,040	32,725
Audit fees	18,000	17,999
Trustees’ fees	15,955	9,446
Insurance	12,256	7,702
Reports to shareholders	10,419	4,748
Legal fees	9,455	7,706
Chief Compliance Officer fee (Note 4)	7,425	6,578
Miscellaneous	18,473	9,288
Total expenses	466,638	302,954
Less: Expense reimbursement from adviser (Note 4)	(466,638)	(302,954)
Net expenses	—	—
Net investment income	13,287,093	2,242,147

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments	9,444,943	(576,653)
Net change in unrealized appreciation/(depreciation) on investments	(31,323,308)	(2,840,853)
Net loss on investments	(21,878,365)	(3,417,506)
Net decrease in net assets resulting from operations	$(8,591,272)	$(1,175,359)

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$13,287,093	$14,575,233	$2,242,147	$3,221,176
Net realized gain/(loss) on investments	9,444,943	10,535,741	(576,653)	2,435,684
Net change in unrealized appreciation/(depreciation)
on investments	(31,323,308)	12,011,067	(2,840,853)	(93,216)
Net increase/(decrease) in net assets
resulting from operations	(8,591,272)	37,122,041	(1,175,359)	5,563,644

Distributions Paid to Shareholders:
Distributions from net investment income	(13,268,656)	(14,556,232)	(3,275,971)	(4,395,560)
Distributions from net realized gains on investments	(10,431,614)	(14,474,369)	(1,282,470)	(315,468)
Total distributions	(23,700,270)	(29,030,601)	(4,558,441)	(4,711,028)

Capital Share Transactions:
Net proceeds from shares sold	57,925,359	176,489,927	20,897,098	54,451,855
Distributions reinvested	6,041,576	9,280,246	1,949,234	2,131,121
Payment for shares redeemed	(145,508,386)	(84,888,859)	(104,174,979)	(21,303,919)
Net increase/(decrease) in net assets
from capital share transactions	(81,541,451)	100,881,314	(81,328,647)	35,279,057
Total increase/(decrease) in net assets	(113,832,993)	108,972,754	(87,062,447)	36,131,673

Net Assets, Beginning of Year	382,910,559	273,937,805	184,501,868	148,370,195
Net Assets, End of Year	$269,077,566	$382,910,559	$97,439,421	$184,501,868
Includes Undistributed Net Investment Income of	$150,448	$132,074	$179,488	$213,900

Transactions in Shares:
Shares sold	5,911,780	17,325,808	2,129,701	5,431,616
Shares issued on reinvestment of distributions	609,868	936,282	198,459	212,752
Shares redeemed	(14,922,891)	(8,382,500)	(10,604,288)	(2,122,494)
Net increase/(decrease) in shares outstanding	(8,401,243)	9,879,590	(8,276,128)	3,521,874

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2013	2012	2011	2010	2009
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.41	$10.18	$10.14	$9.70	$7.76

Income From Investment Operations:
Net investment income	0.39	0.46	0.53	0.54	0.56
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.64)	0.77	0.05	0.44	1.95
Total from investment operations	(0.25)	1.23	0.58	0.98	2.51

Less Distributions:
Distributions from net investment income	(0.39)	(0.46)	(0.54)	(0.54)	(0.57)
Distributions from net realized gains on investments	(0.29)	(0.54)	—	—	—
Total distributions	(0.68)	(1.00)	(0.54)	(0.54)	(0.57)

Net asset value, end of year	$9.48	$10.41	$10.18	$10.14	$9.70

Total Return	-2.49%	12.89%	5.88%	10.33%	33.28%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$269,078	$382,911	$273,938	$337,421	$331,490
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.14%	0.13%	0.13%	0.12%	0.14%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.99%	4.61%	5.13%	5.41%	6.35%
Before expense reimbursement	3.85%	4.48%	5.00%	5.29%	6.21%
Portfolio turnover rate	47%	75%	58%	45%	84%

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2013	2012	2011	2010	2009
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.04	$9.99	$10.14	$10.14	$10.35

Income From Investment Operations:
Net investment income	0.15	0.19	0.28	0.32	0.49
Net realized and unrealized gain on investments	(0.23)	0.14	0.13	0.11	0.38
Total from investment operations	(0.08)	0.33	0.41	0.43	0.87

Less Distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.35)	(0.34)	(0.51)
Distributions from net realized gains on investments	(0.07)	(0.02)	(0.21)	(0.09)	(0.57)
Total distributions	(0.31)	(0.28)	(0.56)	(0.43)	(1.08)

Net asset value, end of year	$9.65	$10.04	$9.99	$10.14	$10.14

Total Return	-0.74%	3.37%	4.32%	4.37%	9.05%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$97,439	$184,502	$148,370	$122,332	$106,098
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.22%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.65%	1.90%	2.83%	3.22%	4.93%
Before expense reimbursement	1.43%	1.73%	2.65%	3.03%	4.73%
Portfolio turnover rate	290%	278%	122%	388%	108%

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2013

Note 1 – Organization

The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group, the Baa category by Moody’s Investors Services or the BBB category by Fitch, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2013, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:
Accumulated Net
	Undistributed Net	Realized
	Investment Income	Gain/(Loss)	Paid-in Capital
BBB Bond Fund	$ (63)	$ 63	$ —
MBS Bond Fund	999,412	(999,412)	—

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.  The Funds did not hold derivative instruments during the year ended November 30, 2013.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2013:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$223,536,137	$—	$223,536,137
Sovereign Bonds	—	30,190,379	—	30,190,379
U.S. Government
Instrumentalities	—	4,325,113	—	4,325,113
Total Fixed Income	—	258,051,629	—	258,051,629
Short-Term Investments	7,166,759	—	—	7,166,759
Total Investments	$7,166,759	$258,051,629	$—	$265,218,388

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$797,465	$1,301,430	$2,098,895
Residential Mortgage-Backed Securities	—	3,007,865	—	3,007,865
Mortgage-Backed Securities –
U.S. Government Agencies	—	99,661,962	—	99,661,962
U.S. Government Instrumentalities	—	6,501,651	—	6,501,651
Total Fixed Income	—	109,968,943	1,301,430	111,270,373
Short-Term Investments	256,428	—	—	256,428
Total Investments	$256,428	$109,968,943	$1,301,430	$111,526,801

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2013, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The BBB Bond Fund held no level 3 securities during the year ended November 30, 2013.

The following is a reconciliation of the MBS Bond Fund’s level 3 investments for which significant unobservable inputs were used in determining value.
Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2012	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1,431
Purchases	1,299,999
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2013	$1,301,430

The MBS Bond Fund’s primary pricing service was unable to provide pricing for one mortgage-backed security at November 30, 2013.  The Valuation Committee utilized an indicative market quotation or broker quote received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  Since the security’s fair value utilized significant unobservable inputs due to the lack of reliable market data, the security is categorized as level 3 of the fair value hierarchy.  Any significant change in the broker quote would have  a direct change on the fair value of the security.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through March 29, 2014.  This waiver may be discontinued at any time after March 29, 2014 as long as the Adviser provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2013, the Adviser absorbed Fund expenses in the amount of $466,638 and $302,954 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

For the year ended November 30, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$ 71,432	$47,989
Fund Accounting	109,986	82,431
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	108,041	43,792
Custody	27,040	32,725
Chief Compliance Officer	7,425	6,578

At November 30, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$10,467	$ 6,822
Fund Accounting	16,892	12,517
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	17,802	6,466
Custody	5,122	4,770
Chief Compliance Officer	1,238	994

Note 5 – Purchases and Sales of Securities
	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$133,100,408	$230,874,553	$17,111,482	$14,453,325
MBS Bond Fund	381,482,780	437,726,202	—	—

Purchases and sales of U.S. Government securities include only long-term purchases and sales of securities directly issued by the U.S. Government such as U.S. Treasury notes and bonds.

Note 6 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2013, the Fund drew upon its line of credit.  The Fund had a one day outstanding balance of $5,242,000, a weighted average interest rate of 3.25%, and was charged interest expense of $473.  At November 30, 2013, the Fund had no outstanding loan amounts.

PIA Funds
Notes to Financial Statements – November 30, 2013 (continued)

Note 7 – Federal Income Tax Information

The tax character of distributions paid during the years ended November 30, 2013 and November 30, 2012 was as follows:

	BBB Bond Fund		MBS Bond Fund
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012
Ordinary income	$13,671,544	$14,556,232	$4,558,441	$4,711,028
Long-term capital gains	10,028,726	14,474,369	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2013, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$266,215,863	$108,862,666
Gross unrealized appreciation	8,231,648	3,450,735
Gross unrealized depreciation	(9,229,123)	(786,600)
Net unrealized appreciation/(depreciation)	(997,475)	2,664,135
Undistributed ordinary income	150,448	179,488
Undistributed long-term capital gain	9,479,254	—
Total distributable earnings	9,629,702	179,488
Other accumulated gains/(losses)	—	(1,576,104)
Total accumulated earnings/(losses)	$8,632,227	$1,267,519

(a)
The difference between book-basis and tax-basis net unrealized depreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

At November 30, 2013, the MBS Bond Fund had post-October losses of $1,576,104.

Note 8 – Other Tax Information (Unaudited)

For the year ended November 30, 2013, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2013 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The BBB Bond Fund and the MBS Bond Fund designated 2.95% and 28.13%, respectively, of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

On December 27, 2013, the BBB Bond Fund distributed $0.03675873 per share of net investment income and $0.33883 per share of long-term capital gains.  On December 27, 2013, the MBS Bond Fund distributed $0.04359256 per share of net investment income.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of  November 30, 2013, and the related statements of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2014

PIA Funds
Notice to Shareholders – November 30, 2013
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
				Portfolios in	Other
		Term of Office		Fund Complex	Directorships
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Held During
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 77)		since	Consultant and former Executive		Advisors
615 E. Michigan Street		February 1997.	Vice President and Chief		Series Trust
Milwaukee, WI 53202			Operating Officer of ICI Mutual		(for series not
			Insurance Company		affiliated with
			(until January 1997).		the Funds);
Trustee, The
Forward Funds
(31 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 79)		since	Hotchkis and Wiley Funds		Advisors
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Series Trust
Milwaukee, WI 53202					(for series not
affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 74)		since	President, Federal Home Loan		Advisors
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Series Trust
Milwaukee, WI 53202					(for series not
affiliated with
the Funds).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Number of
				Portfolios in	Other
		Term of Office		Fund Complex	Directorships
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Held During
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Past Five Years

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 66)	Trustee	since	Fund Services, LLC		Advisors
615 E. Michigan Street		September 2008.	(May 1991 to present).		Series Trust
Milwaukee, WI 53202					(for series not
affiliated with
the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 66)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 46)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 52)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 42)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 43)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 56)	Chief	since	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Compliance	September 2009.	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel,
(age 48)		since	U.S. Bancorp Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2013, the Trust is comprised of 40 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA Short-Term Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI   53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the Registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the Registrant adequate oversight given the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2013	FYE 11/30/2012
Audit Fees	$59,600	$72,500
Audit-Related Fees	N/A	N/A
Tax Fees	$12,400	$15,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2013	FYE 11/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2013	FYE 11/30/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     2/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     2/4/14

By (Signature and Title)*                    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     2/4/14

* Print the name and title of each signing officer under his or her signature.